Result of the Year - Schedule of Estimate Fair Values of Phantom Shares (Details) kr / shares in Units, kr in Thousands	12 Months Ended
	Dec. 31, 2021 DKK (kr) yr kr / shares	Dec. 31, 2020 DKK (kr) yr kr / shares
2020 Phantom Shares Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at valuation date (DKK 000) | kr	kr 40	kr 406
Expected volatility (%)	77.40%	47.10%
Risk-free interest rate (%)	(0.48%)	(0.59%)
Expected life of awards (years) | yr	3.08	4.08
Weighted average share price (DKK) | kr / shares	kr 17.16	kr 67.10
2019 Phantom Shares Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at valuation date (DKK 000) | kr	kr 48	kr 293
Expected volatility (%)	101.10%	47.30%
Risk-free interest rate (%)	(0.60%)	(0.61%)
Expected life of awards (years) | yr	2.08	3.08
Weighted average share price (DKK) | kr / shares	kr 17.16	kr 67.10
2018 Phantom Shares Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at valuation date (DKK 000) | kr	kr 12	kr 160
Expected volatility (%)	101.10%	54.30%
Risk-free interest rate (%)	(0.60%)	(0.61%)
Expected life of awards (years) | yr	1.08	2.08
Weighted average share price (DKK) | kr / shares	kr 17.16	kr 67.10